Capital Stock and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Preferred Stock and Common Stock	The following table summarizes details of Legacy Allurion Preferred Stock authorized, issued, and outstanding immediately prior to the Business Combination (in thousands, except share amounts):

	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value
Series A Preferred Stock	2,276,786	2,276,786	$1,542
Series A-1 Preferred Stock	1,513,028	1,486,048	2,842
Series B Preferred Stock	2,298,929	2,245,515	5,253
Series C Preferred Stock	8,113,616	7,927,446	39,122
Series D-1 Preferred Stock	1,684,565	842,283	9,614
Series D-2 Preferred Stock	3,644,616	3,644,616	24,054
Series D-3 Preferred Stock	1,498,348	1,498,348	14,789

Total	21,029,888	19,921,042	$97,216

The number of shares of Common Stock that have been reserved for issuance upon the potential conversion or exercise, as applicable, of the Company’s securities as of September 30, 2023, is as follows:

Outstanding options to purchase common stock	4,270,229
Restricted Stock Units	429,321
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857
Warrants to purchase common stock	266,131
Public warrants to purchase common stock	18,759,838
Earn-Out Shares	9,000,000

Total	32,864,376

The number of shares of common stock that have been reserved for the potential exercise of preferred stock warrants, exercise of common stock warrants, stock options and RSUs as of December 31, 2022, is as follows:

Outstanding options to purchase common stock	4,301,960
Restricted Stock Units	1,415,104
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	297,854
Warrants to purchase common stock	138,857
Convertible notes (as converted to common stock)	171,256

Total	6,325,031

Warrants
As of December 31, 2022 and 2021, warrants to purchase the following classes of Preferred Stock and Common Stock outstanding consist of the following:

December 31, 2022
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
4/1/2013	0.2	Series A-1 Preferred Stock	Liability	16,557	$1.95
12/1/2014	1.9	Series B Preferred Stock	Liability	60,768	2.44
3/30/2021	8.2	Series C Preferred Stock	Liability	130,053	6.73
9/15/2022	9.7	Series D-1 Preferred Stock	Liability	45,238	12.14
6/4/2022	9.4	Series D-1 Preferred Stock	Liability	45,238	12.14
1/17/2017	4.0	Common stock	Liability	73,349	0.02
8/3/2017	4.6	Common stock	Liability	9,779	1.13
9/8/2017	4.7	Common stock	Liability	28,764	1.05
6/19/2018	5.5	Common stock	Liability	17,977	1.05
6/25/2019	6.5	Common stock	Liability	8,988	1.05

				436,711

December 31, 2021
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
4/1/2013	1.2	Series A-1 Preferred Stock	Liability	32,491	$1.95
12/1/2014	2.9	Series B Preferred Stock	Liability	61,797	2.44
3/30/2021	9.2	Series C Preferred Stock	Liability	130,053	6.73
1/17/2017	5.0	Common stock	Liability	73,349	0.02
8/3/2017	5.6	Common stock	Liability	9,779	1.13
9/8/2017	5.7	Common stock	Liability	28,764	1.05
6/19/2018	6.5	Common stock	Liability	17,977	1.05
6/25/2019	7.5	Common stock	Liability	8,988	1.05
6/30/2021	9.5	Common stock	Equity	137,285	0.01

				500,483

Summary of Warrants to Purchase the Classes of Preferred Stock and Common Stock Outstanding	As of September 30, 2023, there were 404,988 such Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

September 30, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	1.2	Common stock	Equity	45,602	$2.43
3/30/2021	7.5	Common stock	Liability	130,053	6.73
6/4/2022	8.7	Common stock	Liability	45,238	12.14
9/15/2022	9.0	Common stock	Liability	45,238	12.14
1/17/2017	3.3	Common stock	Equity	73,349	0.02
8/3/2017	3.8	Common stock	Equity	9,779	1.13
9/8/2017	3.9	Common stock	Liability	28,764	1.05
6/19/2018	4.7	Common stock	Liability	17,977	1.05
6/25/2019	5.7	Common stock	Liability	8,988	1.05

				404,988

December 31, 2022
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
9/16/2013	0.7	Series A-1 Preferred Stock	Liability	16,930	$1.90
12/1/2014	1.9	Series B Preferred Stock	Liability	62,136	2.38
3/30/2021	8.2	Series C Preferred Stock	Liability	132,979	6.58
6/4/2022	9.4	Series D-1 Preferred Stock	Liability	44,220	11.87
9/15/2022	9.7	Series D-1 Preferred Stock	Liability	44,220	11.87
1/17/2017	4.0	Common stock	Liability	75,000	0.01
8/3/2017	4.6	Common stock	Liability	10,000	1.10
9/8/2017	4.7	Common stock	Liability	29,412	1.02
6/19/2018	5.5	Common stock	Liability	18,382	1.02
6/25/2019	6.5	Common stock	Liability	9,191	1.02

				442,470

As of December 31, 2022, Preferred Stock consisted of the following (in thousands, except share amounts):

	Preferred Stock Authorized (1)	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,276,786	2,226,694	$1,603	$2,486	2,226,694
Series A-1 Preferred Stock	1,513,028	1,452,860	2,776	4,234	1,452,860
Series B Preferred Stock	2,298,929	2,187,581	5,163	7,969	2,187,581
Series C Preferred Stock	8,113,616	7,753,035	39,122	39,122	7,753,035
Series D-1 Preferred Stock	1,684,565	861,656	9,615	15,865	861,656
Series D-2 Preferred Stock	3,644,616	3,590,311	24,054	35,997	3,590,311
Series D-3 Preferred Stock	1,498,348	1,521,422	14,788	23,988	1,521,422

Total	21,029,888	19,593,559	$97,121	$129,661	19,593,559

As of December 31, 2021, Preferred Stock consisted of the following (in thousands, except share amounts):

	Preferred Stock Authorized (1)	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,276,786	2,226,694	$1,603	$2,486	2,226,694
Series A-1 Preferred Stock	1,513,028	1,447,248	2,752	4,217	1,447,248
Series B Preferred Stock	2,298,929	2,186,552	5,161	7,965	2,186,552
Series C Preferred Stock	8,113,616	7,753,035	39,122	39,122	7,753,035
Series D-1 Preferred Stock	1,684,565	861,656	9,615	15,265	861,656
Series D-2 Preferred Stock	3,644,616	3,590,311	24,054	34,620	3,590,311
Series D-3 Preferred Stock	1,498,348	1,521,422	14,788	23,071	1,521,422

Total	21,029,888	19,586,918	$97,095	$126,746	19,586,918

(1)	The Legacy Allurion preferred stock authorized was not retroactively adjusted using the Exchange Ratio.